Janus Investment Fund

Perkins Global Value Fund
Perkins International Value Fund

Supplement dated July 24, 2015
to Currently Effective Prospectuses

The following replaces the corresponding information for each of Perkins Global Value Fund and Perkins International Value Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Global Value Fund’s Prospectuses:

Portfolio Managers: Tadd H. Chessen, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2013. Gregory R. Kolb, CFA, is Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2005.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins International Value Fund’s Prospectuses:

Portfolio Managers: Tadd H. Chessen, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Gregory R. Kolb, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Perkins Global Value Fund
Co-Portfolio Managers Tadd H. Chessen and Gregory R. Kolb jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Tadd H. Chessen, CFA, is Co-Portfolio Manager of Perkins Global Value Fund, which he has co-managed since December 2013. He is also Portfolio Manager of other Janus accounts. Mr. Chessen joined Perkins in May 2011 as a research analyst covering international securities. Prior to joining Perkins, Mr. Chessen was a partner and analyst at Millgate Capital Inc. from 2004 to 2011. He holds a Bachelor of Arts degree in History from the University of Virginia, where he graduated with Distinction, and a Master of Business Administration with a concentration in Finance from Columbia Business School. Mr. Chessen holds the Chartered Financial Analyst designation.

Gregory R. Kolb, CFA, is Co-Portfolio Manager of Perkins Global Value Fund, which he has managed or co-managed since May 2005. He is also Portfolio Manager of other Janus accounts. Prior to joining Perkins, Mr. Kolb was Executive Vice President and Portfolio Manager from 2005 to July 2010 at Janus Capital. He holds a Bachelor’s degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors. Mr. Kolb holds the Chartered Financial Analyst designation.

Perkins International Value Fund
Co-Portfolio Managers Tadd H. Chessen and Gregory R. Kolb jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Tadd H. Chessen, CFA, is Co-Portfolio Manager of Perkins International Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Chessen joined Perkins in May 2011 as a research analyst covering international securities. Prior to joining Perkins, Mr. Chessen was a partner and analyst at Millgate Capital Inc. from 2004 to 2011. He holds a Bachelor of Arts degree in History from the University of Virginia, where he graduated with Distinction, and a Master of Business Administration with a concentration in Finance from Columbia Business School. Mr. Chessen holds the Chartered Financial Analyst designation.

Gregory R. Kolb, CFA, is Co-Portfolio Manager of Perkins International Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Prior to joining Perkins, Mr. Kolb was Executive Vice President and Portfolio Manager from 2005 to July 2010 at Janus Capital. He holds a Bachelor’s degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude. Mr. Kolb holds the Chartered Financial Analyst designation.

References to J. Christian Kirtley are deleted.

Please retain this Supplement with your records.